Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000106439 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class R6
Trading Symbol	JLCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R6/JLCWX)	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class R6/JLCWX) returned 14.41% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.
TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class R6/JLCWX)	14.41%	15.37%	12.38%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,313,397,257
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,426,674
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

C000078717 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class R5
Trading Symbol	JLCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R5/JLCVX)	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class R5/JLCVX) returned 14.37% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.
TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class R5/JLCVX)	14.37%	15.31%	12.32%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,313,397,257
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,426,674
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

C000078716 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class R4
Trading Symbol	JLCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R4/JLCFX)	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class R4/JLCFX) returned 14.14% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.
TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class R4/JLCFX)	14.14%	15.08%	12.09%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,313,397,257
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,426,674
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

C000113486 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class R2
Trading Symbol	JLCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R2/JLCYX)	$120	1.12%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class R2/JLCYX) returned 13.88% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.
TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class R2/JLCYX)	13.88%	14.82%	11.83%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,313,397,257
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,426,674
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

C000177896 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class NAV
Trading Symbol	JLCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class NAV/JLCNX)	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class NAV/JLCNX) returned 14.41% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.
TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class NAV/JLCNX)	14.41%	15.37%	12.33%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,313,397,257
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,426,674
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

C000001795 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class I
Trading Symbol	JLVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class I/JLVIX)	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class I/JLVIX) returned 14.29% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.
TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class I/JLVIX)	14.29%	15.24%	12.25%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,313,397,257
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,426,674
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

C000001794 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class C
Trading Symbol	JHLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class C/JHLVX)	$188	1.76%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class C/JHLVX) returned 13.16% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.
TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class C/JHLVX)	12.18%	14.10%	11.14%
Fundamental Large Cap Core Fund (Class C/JHLVX)—excluding sales charge	13.16%	14.10%	11.14%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,313,397,257
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,426,674
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

C000001792 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class A
Trading Symbol	TAGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class A/TAGRX)	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class A/TAGRX) returned 14.01% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the technology sector notably boosted its absolute return. Exposure to chip process company KLA Corp. led the way, posting third-quarter earnings that exceeded expectations.
Communication services | The fund’s communication services holdings produced notable gains as well, led by exposure to Alphabet, Inc., the parent company of Google.
Top individual contributors | Amazon.com, Inc. was another standout, posting the biggest gains among its consumer discretionary peers.
TOP PERFORMANCE DETRACTORS
Health care | The fund’s holdings in the health care sector notably detracted from its absolute return. Within the sector, the most notable individual detractor was insurer UnitedHealth Group, Inc. which came under pressure due to rising costs and ongoing investigations of its billing practices.
Weakness from specific holdings | Other holdings that curtailed the fund’s performance included homebuilder Lennar Corp., which faltered as the U.S. housing market stalled, and a new position in Adobe, Inc., which declined amid worries that generative AI technology will disrupt the company’s business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class A/TAGRX)	8.31%	13.78%	11.40%
Fundamental Large Cap Core Fund (Class A/TAGRX)—excluding sales charge	14.01%	14.96%	11.97%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 6,313,397,257
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 35,426,674
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,313,397,257
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,426,674
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

Sector Composition
Information technology	33.6%
Consumer discretionary	16.1%
Health care	15.5%
Communication services	13.0%
Financials	9.4%
Industrials	6.0%
Energy	4.0%
Consumer staples	1.3%
Real estate	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	8.1%
Amazon.com, Inc.	8.1%
Microsoft Corp.	7.0%
Apple, Inc.	4.7%
Cheniere Energy, Inc.	4.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	3.8%
KLA Corp.	3.2%
Hologic, Inc.	3.0%
KKR & Company, Inc.	2.8%
United Rentals, Inc.	2.7%

C000134711 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class A
Trading Symbol	JEEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class A/JEEBX)	$137	1.26%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Infrastructure Fund (Class A/JEEBX) returned 16.95% (excluding sales charges) for the year ended October 31, 2025. Infrastructure stocks produced healthy total returns as a group, reflecting the favorable backdrop of positive global growth and falling interest rates.
TOP PERFORMANCE CONTRIBUTORS
Utilities sector | Holdings in utilities stocks made the largest contribution to absolute returns due to the combination of their robust performance and sizable portfolio weighting. European utilities performed particularly well, as many companies in the sector continued to benefit from regulatory improvements, rising demand for low-carbon electricity, and increased infrastructure spending by the region’s governments. In this environment, E.ON SE (Germany) and Engie SA (France), both of which reported better-than-expected earnings, were top contributors to fund performance.
Cia de Saneamento Basico do Estado de Sao Paulo | The Brazilian water utility company, also known as Sabesp, reported strong results and was the leading individual contributor in the portfolio.
TOP PERFORMANCE DETRACTORS
Edison International | The utility stock was the largest detractor due to issues associated with the California wildfires of early 2025. The fund sold the position.
ONEOK, Inc. | The midstream energy company lagged its industry peers due to weaker-than-expected earnings.
Other detractors | American Tower Corp., SK Telecom Company, Ltd. and Canadian National Railway Company also pressured results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class A/JEEBX)	11.13%	9.67%	7.40%
Infrastructure Fund (Class A/JEEBX)—excluding sales charge	16.95%	10.80%	7.95%
MSCI ACWI	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 731,432,823
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,521,514
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$731,432,823
Total number of portfolio holdings	36
Total advisory fees paid (net)	$4,521,514
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

Sector Composition
Utilities	60.9%
Energy	11.5%
Industrials	11.2%
Communication services	8.5%
Financials	2.6%
Real estate	2.2%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

C000141694 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class C
Trading Symbol	JEEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class C/JEEFX)	$212	1.96%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Infrastructure Fund (Class C/JEEFX) returned 16.14% (excluding sales charges) for the year ended October 31, 2025. Infrastructure stocks produced healthy total returns as a group, reflecting the favorable backdrop of positive global growth and falling interest rates.
TOP PERFORMANCE CONTRIBUTORS
Utilities sector | Holdings in utilities stocks made the largest contribution to absolute returns due to the combination of their robust performance and sizable portfolio weighting. European utilities performed particularly well, as many companies in the sector continued to benefit from regulatory improvements, rising demand for low-carbon electricity, and increased infrastructure spending by the region’s governments. In this environment, E.ON SE (Germany) and Engie SA (France), both of which reported better-than-expected earnings, were top contributors to fund performance.
Cia de Saneamento Basico do Estado de Sao Paulo | The Brazilian water utility company, also known as Sabesp, reported strong results and was the leading individual contributor in the portfolio.
TOP PERFORMANCE DETRACTORS
Edison International | The utility stock was the largest detractor due to issues associated with the California wildfires of early 2025. The fund sold the position.
ONEOK, Inc. | The midstream energy company lagged its industry peers due to weaker-than-expected earnings.
Other detractors | American Tower Corp., SK Telecom Company, Ltd. and Canadian National Railway Company also pressured results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class C/JEEFX)	15.14%	10.03%	7.21%
Infrastructure Fund (Class C/JEEFX)—excluding sales charge	16.14%	10.03%	7.21%
MSCI ACWI	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 731,432,823
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,521,514
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$731,432,823
Total number of portfolio holdings	36
Total advisory fees paid (net)	$4,521,514
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

Sector Composition
Utilities	60.9%
Energy	11.5%
Industrials	11.2%
Communication services	8.5%
Financials	2.6%
Real estate	2.2%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

C000134712 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class I
Trading Symbol	JEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class I/JEEIX)	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Infrastructure Fund (Class I/JEEIX) returned 17.36% for the year ended October 31, 2025. Infrastructure stocks produced healthy total returns as a group, reflecting the favorable backdrop of positive global growth and falling interest rates.
TOP PERFORMANCE CONTRIBUTORS
Utilities sector | Holdings in utilities stocks made the largest contribution to absolute returns due to the combination of their robust performance and sizable portfolio weighting. European utilities performed particularly well, as many companies in the sector continued to benefit from regulatory improvements, rising demand for low-carbon electricity, and increased infrastructure spending by the region’s governments. In this environment, E.ON SE (Germany) and Engie SA (France), both of which reported better-than-expected earnings, were top contributors to fund performance.
Cia de Saneamento Basico do Estado de Sao Paulo | The Brazilian water utility company, also known as Sabesp, reported strong results and was the leading individual contributor in the portfolio.
TOP PERFORMANCE DETRACTORS
Edison International | The utility stock was the largest detractor due to issues associated with the California wildfires of early 2025. The fund sold the position.
ONEOK, Inc. | The midstream energy company lagged its industry peers due to weaker-than-expected earnings.
Other detractors | American Tower Corp., SK Telecom Company, Ltd. and Canadian National Railway Company also pressured results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class I/JEEIX)	17.36%	11.13%	8.28%
MSCI ACWI	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 731,432,823
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,521,514
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$731,432,823
Total number of portfolio holdings	36
Total advisory fees paid (net)	$4,521,514
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

Sector Composition
Utilities	60.9%
Energy	11.5%
Industrials	11.2%
Communication services	8.5%
Financials	2.6%
Real estate	2.2%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

C000134713 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class NAV)	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Infrastructure Fund (Class NAV) returned 17.52% for the year ended October 31, 2025. Infrastructure stocks produced healthy total returns as a group, reflecting the favorable backdrop of positive global growth and falling interest rates.
TOP PERFORMANCE CONTRIBUTORS
Utilities sector | Holdings in utilities stocks made the largest contribution to absolute returns due to the combination of their robust performance and sizable portfolio weighting. European utilities performed particularly well, as many companies in the sector continued to benefit from regulatory improvements, rising demand for low-carbon electricity, and increased infrastructure spending by the region’s governments. In this environment, E.ON SE (Germany) and Engie SA (France), both of which reported better-than-expected earnings, were top contributors to fund performance.
Cia de Saneamento Basico do Estado de Sao Paulo | The Brazilian water utility company, also known as Sabesp, reported strong results and was the leading individual contributor in the portfolio.
TOP PERFORMANCE DETRACTORS
Edison International | The utility stock was the largest detractor due to issues associated with the California wildfires of early 2025. The fund sold the position.
ONEOK, Inc. | The midstream energy company lagged its industry peers due to weaker-than-expected earnings.
Other detractors | American Tower Corp., SK Telecom Company, Ltd. and Canadian National Railway Company also pressured results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class NAV)	17.52%	11.27%	8.40%
MSCI ACWI	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 731,432,823
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,521,514
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$731,432,823
Total number of portfolio holdings	36
Total advisory fees paid (net)	$4,521,514
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

Sector Composition
Utilities	60.9%
Energy	11.5%
Industrials	11.2%
Communication services	8.5%
Financials	2.6%
Real estate	2.2%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

C000134714 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class R6
Trading Symbol	JEEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class R6/JEEDX)	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Infrastructure Fund (Class R6/JEEDX) returned 17.44% for the year ended October 31, 2025. Infrastructure stocks produced healthy total returns as a group, reflecting the favorable backdrop of positive global growth and falling interest rates.
TOP PERFORMANCE CONTRIBUTORS
Utilities sector | Holdings in utilities stocks made the largest contribution to absolute returns due to the combination of their robust performance and sizable portfolio weighting. European utilities performed particularly well, as many companies in the sector continued to benefit from regulatory improvements, rising demand for low-carbon electricity, and increased infrastructure spending by the region’s governments. In this environment, E.ON SE (Germany) and Engie SA (France), both of which reported better-than-expected earnings, were top contributors to fund performance.
Cia de Saneamento Basico do Estado de Sao Paulo | The Brazilian water utility company, also known as Sabesp, reported strong results and was the leading individual contributor in the portfolio.
TOP PERFORMANCE DETRACTORS
Edison International | The utility stock was the largest detractor due to issues associated with the California wildfires of early 2025. The fund sold the position.
ONEOK, Inc. | The midstream energy company lagged its industry peers due to weaker-than-expected earnings.
Other detractors | American Tower Corp., SK Telecom Company, Ltd. and Canadian National Railway Company also pressured results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class R6/JEEDX)	17.44%	11.26%	8.39%
MSCI ACWI	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 731,432,823
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,521,514
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$731,432,823
Total number of portfolio holdings	36
Total advisory fees paid (net)	$4,521,514
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

Sector Composition
Utilities	60.9%
Energy	11.5%
Industrials	11.2%
Communication services	8.5%
Financials	2.6%
Real estate	2.2%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
E.ON SE	4.1%
Sempra	4.0%
Cia de Saneamento Basico do Estado de Sao Paulo	3.9%
The Williams Companies, Inc.	3.8%
Engie SA	3.8%
Targa Resources Corp.	3.7%
Osaka Gas Company, Ltd.	3.6%
Atmos Energy Corp.	3.5%
National Grid PLC	3.5%
American Electric Power Company, Inc.	3.5%

C000193016 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Small Cap Core Fund
Class Name	Class R6
Trading Symbol	JORSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class R6/JORSX)	$85	0.87%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Core Fund (Class R6/JORSX) declined 3.77% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were especially vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Advanced Energy Industries, Inc. | The stock benefited from accelerating demand for its power conversion products, which are used in data centers that help power the boom in AI.
MasTec, Inc. | The construction and engineering firm was also a beneficiary of growing demand for electricity generation to fuel data centers for AI.
MACOM Technology Solutions Holdings, Inc. | The semiconductor manufacturer reported robust earnings thanks to strength in its data center and defense electronics businesses.
TOP PERFORMANCE DETRACTORS
Helmerich & Payne, Inc. | Declining energy prices weighed on the stock of this oil and gas drilling company.
Alkami Technology, Inc. | The digital banking platform provider reported weaker-than-expected earnings despite solid revenue growth, which put downward pressure on the stock.
BellRing Brands, Inc. | Increased competition at key wholesale club customers led management of this ready-to-drink protein shake maker to lower earnings guidance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Fund (Class R6/JORSX)	(3.77)%	9.24%	8.89%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 25, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,983,832,941
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 17,309,869
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,983,832,941
Total number of portfolio holdings	75
Total advisory fees paid (net)	$17,309,869
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Arcosa, Inc.	2.1%
SouthState Bank Corp.	2.1%
The Timken Company	2.1%
First Industrial Realty Trust, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
EastGroup Properties, Inc.	2.0%
Banner Corp.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Atmus Filtration Technologies, Inc.	1.8%
Kulicke & Soffa Industries, Inc.	1.8%

Sector Composition
Information technology	24.6%
Industrials	20.4%
Health care	14.5%
Financials	13.6%
Consumer discretionary	12.7%
Real estate	4.1%
Energy	3.1%
Consumer staples	1.8%
Communication services	1.6%
Materials	1.5%
Utilities	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Arcosa, Inc.	2.1%
SouthState Bank Corp.	2.1%
The Timken Company	2.1%
First Industrial Realty Trust, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
EastGroup Properties, Inc.	2.0%
Banner Corp.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Atmus Filtration Technologies, Inc.	1.8%
Kulicke & Soffa Industries, Inc.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
On April 3, 2025, the shareholders of John Hancock Funds II Small Cap Value Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 25, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000134720 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Small Cap Core Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class NAV)	$84	0.86%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Core Fund (Class NAV) declined 3.71% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were especially vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Advanced Energy Industries, Inc. | The stock benefited from accelerating demand for its power conversion products, which are used in data centers that help power the boom in AI.
MasTec, Inc. | The construction and engineering firm was also a beneficiary of growing demand for electricity generation to fuel data centers for AI.
MACOM Technology Solutions Holdings, Inc. | The semiconductor manufacturer reported robust earnings thanks to strength in its data center and defense electronics businesses.
TOP PERFORMANCE DETRACTORS
Helmerich & Payne, Inc. | Declining energy prices weighed on the stock of this oil and gas drilling company.
Alkami Technology, Inc. | The digital banking platform provider reported weaker-than-expected earnings despite solid revenue growth, which put downward pressure on the stock.
BellRing Brands, Inc. | Increased competition at key wholesale club customers led management of this ready-to-drink protein shake maker to lower earnings guidance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Fund (Class NAV)	(3.71)%	9.24%	8.93%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 25, 2025
Net Assets	$ 1,983,832,941
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 17,309,869
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,983,832,941
Total number of portfolio holdings	75
Total advisory fees paid (net)	$17,309,869
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Arcosa, Inc.	2.1%
SouthState Bank Corp.	2.1%
The Timken Company	2.1%
First Industrial Realty Trust, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
EastGroup Properties, Inc.	2.0%
Banner Corp.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Atmus Filtration Technologies, Inc.	1.8%
Kulicke & Soffa Industries, Inc.	1.8%

Sector Composition
Information technology	24.6%
Industrials	20.4%
Health care	14.5%
Financials	13.6%
Consumer discretionary	12.7%
Real estate	4.1%
Energy	3.1%
Consumer staples	1.8%
Communication services	1.6%
Materials	1.5%
Utilities	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Arcosa, Inc.	2.1%
SouthState Bank Corp.	2.1%
The Timken Company	2.1%
First Industrial Realty Trust, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
EastGroup Properties, Inc.	2.0%
Banner Corp.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Atmus Filtration Technologies, Inc.	1.8%
Kulicke & Soffa Industries, Inc.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
On April 3, 2025, the shareholders of John Hancock Funds II Small Cap Value Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 25, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000134719 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Small Cap Core Fund
Class Name	Class I
Trading Symbol	JCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class I/JCCIX)	$96	0.98%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Core Fund (Class I/JCCIX) declined 3.88% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were especially vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Advanced Energy Industries, Inc. | The stock benefited from accelerating demand for its power conversion products, which are used in data centers that help power the boom in AI.
MasTec, Inc. | The construction and engineering firm was also a beneficiary of growing demand for electricity generation to fuel data centers for AI.
MACOM Technology Solutions Holdings, Inc. | The semiconductor manufacturer reported robust earnings thanks to strength in its data center and defense electronics businesses.
TOP PERFORMANCE DETRACTORS
Helmerich & Payne, Inc. | Declining energy prices weighed on the stock of this oil and gas drilling company.
Alkami Technology, Inc. | The digital banking platform provider reported weaker-than-expected earnings despite solid revenue growth, which put downward pressure on the stock.
BellRing Brands, Inc. | Increased competition at key wholesale club customers led management of this ready-to-drink protein shake maker to lower earnings guidance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Fund (Class I/JCCIX)	(3.88)%	9.12%	8.80%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 25, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,983,832,941
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 17,309,869
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,983,832,941
Total number of portfolio holdings	75
Total advisory fees paid (net)	$17,309,869
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Arcosa, Inc.	2.1%
SouthState Bank Corp.	2.1%
The Timken Company	2.1%
First Industrial Realty Trust, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
EastGroup Properties, Inc.	2.0%
Banner Corp.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Atmus Filtration Technologies, Inc.	1.8%
Kulicke & Soffa Industries, Inc.	1.8%

Sector Composition
Information technology	24.6%
Industrials	20.4%
Health care	14.5%
Financials	13.6%
Consumer discretionary	12.7%
Real estate	4.1%
Energy	3.1%
Consumer staples	1.8%
Communication services	1.6%
Materials	1.5%
Utilities	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Arcosa, Inc.	2.1%
SouthState Bank Corp.	2.1%
The Timken Company	2.1%
First Industrial Realty Trust, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
EastGroup Properties, Inc.	2.0%
Banner Corp.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Atmus Filtration Technologies, Inc.	1.8%
Kulicke & Soffa Industries, Inc.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
On April 3, 2025, the shareholders of John Hancock Funds II Small Cap Value Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 25, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000134721 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Small Cap Core Fund
Class Name	Class A
Trading Symbol	JCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class A/JCCAX)	$121	1.23%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Core Fund (Class A/JCCAX) declined 4.07% (excluding sales charges) for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the underperformance of small-cap stocks as smaller companies were especially vulnerable to higher input costs, supply chain disruptions, and uncertainty brought on by U.S. tariff policy and global trade tensions.
TOP PERFORMANCE CONTRIBUTORS
Advanced Energy Industries, Inc. | The stock benefited from accelerating demand for its power conversion products, which are used in data centers that help power the boom in AI.
MasTec, Inc. | The construction and engineering firm was also a beneficiary of growing demand for electricity generation to fuel data centers for AI.
MACOM Technology Solutions Holdings, Inc. | The semiconductor manufacturer reported robust earnings thanks to strength in its data center and defense electronics businesses.
TOP PERFORMANCE DETRACTORS
Helmerich & Payne, Inc. | Declining energy prices weighed on the stock of this oil and gas drilling company.
Alkami Technology, Inc. | The digital banking platform provider reported weaker-than-expected earnings despite solid revenue growth, which put downward pressure on the stock.
BellRing Brands, Inc. | Increased competition at key wholesale club customers led management of this ready-to-drink protein shake maker to lower earnings guidance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Fund (Class A/JCCAX)	(8.86)%	7.75%	8.02%
Small Cap Core Fund (Class A/JCCAX)—excluding sales charge	(4.07)%	8.86%	8.57%
Russell 3000 Index	20.81%	16.74%	14.08%
Russell 2000 Index	14.41%	11.50%	9.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 25, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,983,832,941
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 17,309,869
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,983,832,941
Total number of portfolio holdings	75
Total advisory fees paid (net)	$17,309,869
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Arcosa, Inc.	2.1%
SouthState Bank Corp.	2.1%
The Timken Company	2.1%
First Industrial Realty Trust, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
EastGroup Properties, Inc.	2.0%
Banner Corp.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Atmus Filtration Technologies, Inc.	1.8%
Kulicke & Soffa Industries, Inc.	1.8%

Sector Composition
Information technology	24.6%
Industrials	20.4%
Health care	14.5%
Financials	13.6%
Consumer discretionary	12.7%
Real estate	4.1%
Energy	3.1%
Consumer staples	1.8%
Communication services	1.6%
Materials	1.5%
Utilities	1.1%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Arcosa, Inc.	2.1%
SouthState Bank Corp.	2.1%
The Timken Company	2.1%
First Industrial Realty Trust, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
EastGroup Properties, Inc.	2.0%
Banner Corp.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Atmus Filtration Technologies, Inc.	1.8%
Kulicke & Soffa Industries, Inc.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
On April 3, 2025, the shareholders of John Hancock Funds II Small Cap Value Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 25, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents